Fair Value Measurements (Quantitative Information for Assets Measured at Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	$ 8,049		$ 7,662
Other real estate owned	281		428
Measured at Fair Value on a Non-Recurring Basis [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	3,300		2,056
Other real estate owned	50		50
Mortgage servicing rights	167		98
Measured at Fair Value on a Non-Recurring Basis [Member] | Impaired Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	3,300		2,056
Valuation Technique	Appraisal of collateral (1)	[1]	Appraisal of collateral (1)	[1]
Unobservable Inputs	Appraisal and liquidation adjustments (2)	[2]	Appraisal and liquidation adjustments (2)	[2]
Weighted Average Volatility Rate	(9.00%)		(8.10%)
Measured at Fair Value on a Non-Recurring Basis [Member] | Other Real Estate Owned [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate owned	50		50
Valuation Technique	Appraisal of collateral (1)	[1]	Appraisal of collateral (1)	[1]
Unobservable Inputs	Appraisal and liquidation adjustments (2)	[2]	Appraisal and liquidation adjustments (2)
Range	0.00%		0.00%
Weighted Average Volatility Rate	0.00%		0.00%
Measured at Fair Value on a Non-Recurring Basis [Member] | Mortgage Servicing Rights [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage servicing rights	$ 167		$ 98
Valuation Technique	Multiple of annual servicing fee		Multiple of annual servicing fee
Unobservable Inputs	Estimated pre-payment speed, based on rate and term		Estimated pre-payment speed, based on rate and term	[2]
Weighted Average Volatility Rate	326.00%		326.00%
Measured at Fair Value on a Non-Recurring Basis [Member] | Minimum [Member] | Impaired Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range	(7.00%)		(7.00%)
Measured at Fair Value on a Non-Recurring Basis [Member] | Minimum [Member] | Mortgage Servicing Rights [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range	300.00%		300.00%
Measured at Fair Value on a Non-Recurring Basis [Member] | Maximum [Member] | Impaired Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range	(10.00%)		(10.00%)
Measured at Fair Value on a Non-Recurring Basis [Member] | Maximum [Member] | Mortgage Servicing Rights [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range	400.00%		400.00%

[1]	Fair value is generally determined through independent appraisals of the underlying collateral that generally include various level 3 inputs which are not identifiable.
[2]	Appraisals may be adjusted downward by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.